Loss Per Share - Summary of Loss and Weighted Average Number of Ordinary Shares Outstanding (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Loss used in the computation of basic and diluted loss per share	$ (4,344,042)	$ (8,743,828)	$ (42,185,597)	$ (39,891,978)	$ (9,049,103)
Weighted-average number of ordinary shares in the computation of basic loss per share	160,248,940	130,128,940	149,739,242	124,424,960	105,027,040